NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Textuals) (USD $)	12 Months Ended			6 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2013 Prudential Mutual Holding Company	Mar. 31, 2013 Prudential Savings Bank Branch	Mar. 31, 2013 PSB Delaware Inc
Related Party Transaction [Line Items]
Number of branches					7
Assets	$ 499,537,000	$ 479,103,000	$ 490,504,000			$ 110,600,000
Percentage owned of the company's outstanding common stock				74.60%
Number of shares owned				7,478,062
Number of shares received				6,910,062
Amount of initial capital				$ 100,000
Shares purchased (in shares)	7,977			568,000